Other Liabilities - Summary of Other Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Liabilities [abstract]
Payables due to policyholders	€ 815	€ 1,632
Payables due to brokers and agents	505	482
Social security and taxes payable	57	59
Income tax payable	4	1
Investment creditors	1,175	995
Cash collateral on derivative transactions	250	964
Cash collateral on securities lent	1,898	2,357
Cash collateral - other	92	68
Repurchase agreements	0	28
Lease liabilities	216	205
Other creditors	2,112	1,599
On December 31	7,124	8,390
Current	6,930	8,210
Non-current	€ 194	€ 180